CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Revenues, net of business tax, value-added tax and related surcharges, financing lease income from related party	¥ 10,695	$ 1,644	¥ 7,988	¥ 252
Interest expense to related party	¥ 46,355	$ 7,125	¥ 15,073	¥ 6,705